Other Intangible Assets - Additional information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about intangible assets [line items]
Weighted average interest rate for capitalised borrowing costs	4.00%	3.00%
Intangible assets, for which impairments have been charged	£ 83	£ 694
Intangible assets, for which impairments have been charged or reversed	776	104
Internally generated [member]
Disclosure of detailed information about intangible assets [line items]
Net book value of computer software	£ 479	£ 526